CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Current
Cash and cash equivalents (Note 4)	$ 27,375,691	$ 33,517,096
Receivables	119,090	133,729
Prepaid expenses	368,747	856,358
Total current assets	27,863,528	34,507,183
Equipment (Note 6)	145,367	177,566
Mineral property interests (Note 7)	41,310,811	44,419,538
Reclamation deposits	478,627	474,959
Other assets	97,846	111,252
Total assets	69,896,179	79,690,498
Current
Accounts payable and accrued liabilities	516,943	1,903,472
Loans payable to Oyu Tolgoi LLC (Note 8)	6,484,864	6,355,408
Deferred revenue (Note 9)	32,092,353	34,507,372
Deferred income tax liabilities	3,171,947	3,407,124
Total liabilities	42,266,107	46,173,376
Stockholders' equity
Common stock, no par value, unlimited number authorized, (Note 10) 147,014,385 (December 31, 2014 - 146,984,385) issued and outstanding	177,145,971	177,138,693
Additional paid-in capital	20,344,396	20,346,551
Accumulated other comprehensive loss (Note 14)	(5,132,596)	(2,850,122)
Accumulated deficit	(164,727,699)	(161,118,000)
Total stockholders' equity	27,630,072	33,517,122
Total liabilities and stockholders' equity	$ 69,896,179	$ 79,690,498